Pension and Other Benefit Plans	12 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Pension And Other Postretirement Benefits Disclosure Text Block

Note 8. Pension and Other Benefit Plans

The Company sponsors various retirement benefit plans, including defined benefit pension plans, defined contribution plans, postretirement medical plans and a deferred compensation plan covering eligible employees. Expenses relating to these plans were $20.3 million, $19.3 million, and $20.9 million in fiscal 2012, 2011, and 2010, respectively.

The Company recognizes the funded status (the difference between the fair value of plan assets and the projected benefit obligations) of its defined benefit pension plans and postretirement benefit plans in its balance sheet, with a corresponding adjustment to accumulated other comprehensive loss, net of income taxes. Included in accumulated other comprehensive loss at September 30, 2012 are net actuarial losses of $78.5 million ($45.8 million, net of income taxes). The net actuarial loss in accumulated other comprehensive loss that is expected to be amortized into fiscal 2013 net periodic pension expense is $5.2 million ($3.0 million, net of income taxes).

Defined Benefit Plans

The Company provides a benefit for certain employees under two different noncontributory defined benefit pension plans consisting of a salaried plan and a supplemental executive retirement plan. Both plans are closed to new participants and benefits that can be earned by active participants in the plans are limited. For each employee, the benefits are based on years of service and average compensation. Pension costs, which are computed using the projected unit credit cost method, are funded to at least the minimum level required by government regulations.

The Company has an unfunded supplemental executive retirement plan for certain former officers and key employees. This plan is closed to new participants and benefits that can be earned by active participants are limited. This plan is a “target” benefit plan, with the annual lifetime benefit based upon a percentage of salary during the five final years of pay at age 62, offset by several other sources of income including benefits payable under a prior supplemental retirement plan.

The following table sets forth (in thousands) a reconciliation of the changes in the Company-sponsored defined benefit pension plans:

	Fiscal Year Ended
	September 30,
	2012	2011
Change in Projected Benefit Obligations:
Benefit obligation at beginning of year	$154,887	$142,982
Interest cost	6,560	7,036
Actuarial losses	17,942	11,287
Benefit payments	(13,134)	(6,446)
Other	(11)	28
Benefit obligation at end of year	$166,244	$154,887
Change in Plan Assets:
Fair value of plan assets at beginning of year	$122,242	$113,475
Actual return on plan assets	26,775	4,014
Employer contributions	23,444	12,185
Expenses	(936)	(986)
Benefit payments	(13,134)	(6,446)
Fair value of plan assets at end of year	$158,391	$122,242
Funded Status and Amounts Recognized:
Funded status	$(7,853)	$(32,645)
Net amount recognized	$(7,853)	$(32,645)
Amounts recognized in the balance sheets consist of:
Current liabilities	$(4,456)	$(10,730)
Noncurrent liabilities	(3,397)	(21,915)
Net amount recognized	$(7,853)	$(32,645)

Weighted average assumptions used (as of the end of the fiscal year) in computing the benefit obligation were as follows:

	2012	2011
Discount rate	3.70%	4.60%
Rate of increase in compensation levels	N/A	N/A
Expected long-term rate of return on assets	8.00%	8.00%

The expected long-term rate of return for the plans represents the average rate of return to be earned on plan assets over the period the benefits included in the benefit obligation are to be paid.

The following table provides components of net periodic benefit cost for the Company-sponsored defined benefit pension plans together with contributions charged to expense for multi-employer union-administered defined benefit pension plans that the Company participates in (in thousands):

	Fiscal Year Ended September 30,
	2012	2011	2010
Components of Net Periodic Benefit Cost:
Interest cost on projected benefit obligation	$6,560	$7,036	$6,959
Expected return on plan assets	(10,475)	(9,289)	(7,918)
Recognized net actuarial loss	4,758	4,768	3,964
Loss due to curtailments, settlements and other	1,518	828	52
Net periodic pension cost of defined benefit pension plans	2,361	3,343	3,057
Net pension cost of multi-employer plans	294	340	364
Total pension expense	$2,655	$3,683	$3,421

Weighted average assumptions used (as of the beginning of the fiscal year) in computing the net periodic benefit cost were as follows:

	2012	2011	2010
Discount rate	4.60%	5.00%	5.55%
Rate of increase in compensation levels	N/A	N/A	N/A
Expected long-term rate of return on assets	8.00%	8.00%	8.00%

To determine the expected long-term rate of return on assets, the Company considered the current and expected asset allocations, as well as historical and expected returns on various categories of plan assets.

The Compensation and Succession Planning Committee (“Compensation Committee”) of the Company's board of directors has delegated the administration of the pension and benefit plans to the Company's Benefits Committee, an internal committee, composed of senior finance, human resources and legal executives. The Benefits Committee is responsible for oversight of the investment management of the assets of the Company's pension plans and the investment options under the Company's savings plans as well as the performance of the investment advisers and plan administrators. The Benefits Committee has adopted an investment policy for the Company's pension plan, which includes guidelines regarding, among other things, the selection of acceptable asset classes, allowable ranges of holdings, rebalancing of assets, the definition of acceptable securities within each class, and investment performance expectations.

The investment portfolio contains a diversified portfolio of investment categories, including equities, fixed income securities and cash. Securities are also diversified in terms of domestic and international securities and large cap and small cap stocks. The actual and target asset allocations expressed as a percentage of the plans' assets at the measurement date are as follows:

	Pension Asset		Target
	Allocation		Allocation
	2012	2011	2012	2011
Asset Category:
Equity securities	42%	53%	42%	60%
Debt securities	58	47	58	40
Total	100%	100%	100%	100%

The investment goals are to achieve the optimal return possible within the specific risk parameters and, at a minimum, produce results, which achieve the plans' assumed interest rate for funding the plans over a full market cycle. High levels of risk and volatility are reduced by maintaining diversified portfolios. Allowable investments include government-backed fixed income securities, investment grade corporate bonds, residential backed mortgage securities, equity securities and cash equivalents. Prohibited investments include unregistered or restricted stock, commodities, margin trading, options and futures, short-selling, venture capital, private placements, real estate and other high risk investments.

The fair value of the Company's pension plan assets, totaling $158.4 million and $122.2 million at September 30, 2012 and 2011, respectively, is determined using a fair value hierarchy by asset class. The fair value hierarchy has three levels based on the reliability of the inputs to determine fair value. Level 1 refers to fair values determined based on unadjusted quoted prices in active markets for identical assets. Level 2 refers to fair values estimated using significant other observable inputs and Level 3 includes fair values estimated using significant non-observable inputs.

The Company's pension plan assets at September 30, 2012 were comprised of $0.9 million invested in money market funds, $66.4 million invested in commingled equity funds, and $91.1 million invested in commingled fixed-income funds. The Company's pension plan assets at September 30, 2011 were comprised of $0.9 million invested in money market funds, $65.1 million invested in commingled equity funds, and $56.2 million invested in commingled fixed income funds. The fair values of the money market funds were determined using the Level 1 hierarchy. The fair values of the equity and fixed-income commingled funds, which have daily net asset values derived from the underlying securities, were primarily determined by using the Level 2 hierarchy.

As of September 30, 2012 and 2011 all of the Company's defined benefit pension plans had accumulated and projected benefit obligations in excess of plan assets. The amounts related to these plans were as follows (in thousands):

	2012	2011
Accumulated benefit obligation	$166,244	$154,887
Projected benefit obligation	$166,244	$154,887
Plan assets at fair value	$158,391	$122,242

Although the Company was not required to contribute to its salaried benefit plan in fiscal 2012 or 2011, it elected to make contributions of $15.0 million and $10.0 million, respectively. Expected benefit payments over the next ten years, are anticipated to be paid as follows (in thousands):

Pension Benefits
Fiscal Year:
2013	$10,257
2014	6,393
2015	6,755
2016	7,554
2017	8,319
2018-2022	40,839
Total	$80,117

Expected benefit payments are based on the same assumptions used to measure the benefit obligations.

Postretirement Benefit Plans

The Company provides medical benefits to certain retirees. The plans are closed to new participants and benefits that can be earned by active participants are limited. Employees became eligible for such postretirement benefits after meeting certain age and years of service criteria. As a result of special termination benefit packages previously offered, the Company also provides dental and life insurance benefits to a limited number of retirees and their dependents. These benefit plans are unfunded.

The following table sets forth (in thousands) a reconciliation of the changes in the Company-sponsored postretirement benefit plans:

	Fiscal Year Ended
	September 30,
	2012	2011
Change in Accumulated Benefit Obligations:
Benefit obligation at beginning of year	$11,500	$12,777
Interest cost	501	604
Actuarial loss (gain)	116	(538)
Benefit payments	(1,307)	(1,343)
Benefit obligation at end of year	$10,810	$11,500
Change in Plan Assets:
Fair value of plan assets at beginning of year	$-	$-
Employer contributions	1,307	1,343
Benefit payments	(1,307)	(1,343)
Fair value of plan assets at end of year	$-	$-
Funded Status and Amounts Recognized:
Funded status	$(10,810)	$(11,500)
Net amount recognized	$(10,810)	$(11,500)
Amounts recognized in the balance sheets consist of:
Current liabilities	$(943)	$(1,186)
Noncurrent liabilities	(9,867)	(10,314)
Net amount recognized	$(10,810)	$(11,500)

Weighted average assumptions used (as of the end of the fiscal year) in computing the funded status of the plans were as follows:

	2012	2011
Discount rate	3.70%	4.60%
Health care trend rate assumed for next year	7.82%	8.10%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2022	2021

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effect (in thousands):

One Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$ 54	$ (46)
Effect on benefit obligation	$ 1,182	$ (1,002)

The following table provides components of net periodic benefit cost for the Company-sponsored postretirement benefit plans (in thousands):

	Fiscal Year Ended
	September 30,
	2012	2011	2010
Components of Net Periodic Benefit Cost:
Interest cost on projected benefit obligation	$501	$604	$634
Recognized net actuarial gains	(958)	(455)	(532)
Total postretirement (income)/benefit expense	$(457)	$149	$102

Weighted average assumptions used (as of the beginning of the fiscal year) in computing the net periodic benefit cost were as follows:

	2012	2011	2010
Discount rate	4.60%	5.00%	5.55%
Health care trend rate assumed for next year	8.10%	8.39%	8.25%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%	5.00%
Year that the rate reaches the ultimate trend rate	2022	2021	2020

Expected postretirement benefit payments over the next ten years are anticipated to be paid as follows (in thousands):

Postretirement Benefits

Fiscal Year:
2013	$943
2014	886
2015	730
2016	693
2017	657
2018-2022	2,863
Total	$6,772

Defined Contribution Plans

The Company sponsors the AmerisourceBergen Employee Investment Plan, which is a defined contribution 401(k) plan covering salaried and certain hourly employees. Eligible participants may contribute to the plan from 1% to 25% of their regular compensation before taxes. The Company contributes $1.00 for each $1.00 invested by the participant up to the first 3% of the participant's salary and $0.50 for each additional $1.00 invested by the participant of up to an additional 2% of salary. An additional discretionary contribution, in an amount not to exceed the limits established by the Internal Revenue Code, may also be made depending upon the Company's performance. All contributions are invested at the direction of the employee in one or more funds. All contributions vest immediately except for the discretionary contributions made by the Company that vest in full after five years of credited service.

The Company also sponsors the AmerisourceBergen Corporation Supplemental 401(k) Plan. This unfunded plan provides benefits for selected key management, including all of the Company's executive officers. This plan will provide eligible participants with an annual amount equal to 4% of the participant's base salary and bonus incentive to the extent that his or her compensation exceeds the annual compensation limit established by Section 401(a) (17) of the Internal Revenue Code.

Costs of the defined contribution plans charged to expense for the fiscal years ended September 30, 2012, 2011, and 2010 were $16.4 million, $15.4 million, and $16.8 million, respectively.

Deferred Compensation Plan

The Company sponsors the AmerisourceBergen Corporation 2001 Deferred Compensation Plan. This unfunded plan, under which 2.96 million shares of Common Stock are authorized for issuance, allows eligible officers, directors and key management employees to defer a portion of their annual compensation. The amount deferred may be allocated by the employee to cash, mutual funds or stock credits. Stock credits, including dividend equivalents, are equal to the full and fractional number of shares of Common Stock that could be purchased with the participant's compensation allocated to stock credits based on the average of closing prices of Common Stock during each month, plus, at the discretion of the board of directors, up to one-half of a share of Common Stock for each full share credited. Stock credit distributions are made in shares of Common Stock. No shares of Common Stock have been issued under the deferred compensation plan through September 30, 2012. The Company's liability relating to its deferred compensation plan as of September 30, 2012 and 2011 was $10.5 million and $8.5 million, respectively.